Litigation, regulatory and similar matters	6 Months Ended
Jun. 30, 2026
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Litigation, regulatory and similar matters
b) Litigation, regulatory and similar matters
The Group operates
in a legal
and regulatory environment
that exposes it
to significant litigation
and similar risks
arising from
disputes and
regulatory proceedings.
As a
result, UBS
(which for
purposes of
this Note
may refer
to
UBS
Group
AG
and/or
one
or
more
of
its
subsidiaries,
as
applicable)
is
involved
in
various
disputes
and
legal
proceedings, including litigation, arbitration, and regulatory and criminal investigations.
Such matters are subject to many uncertainties, and
the outcome and the timing of resolution
are often difficult to
predict,
particularly
in
the
earlier
stages
of
a
case.
There
are
also
situations
where
the
Group
may
enter
into
a
settlement
agreement.
This
may
occur
in
order
to
avoid
the
expense,
management
distraction
or
reputational
implications
of
continuing
to
contest
liability,
even
for
those
matters
for
which
the
Group
believes
it
should
be
exonerated. The uncertainties inherent in all
such matters affect the amount and
timing of any potential outflows
for both matters with respect
to which provisions have been
established and other contingent liabilities.
The Group
makes
provisions
for
such
matters
brought
against
it
when,
in
the
opinion
of
management
after
seeking
legal
advice, it
is more
likely than
not that
the Group
has a
present legal
or constructive
obligation as
a result
of past
events, it
is probable
that an
outflow of
resources will
be required,
and the
amount can
be reliably
estimated. Where
these
factors
are
otherwise
satisfied,
a
provision
may
be established
for
claims
that
have
not
yet
been
asserted
against
the
Group,
but
are
nevertheless
expected
to
be,
based on
the
Group’s
experience
with
similar
asserted
claims.
If
any
of
those
conditions
is
not
met,
such
matters
result
in
contingent
liabilities.
If
the
amount
of
an
obligation cannot
be reliably
estimated, a
liability exists
that is
not recognized
even if
an outflow
of resources
is
probable. Accordingly,
no provision
is established
even if
the potential
outflow of
resources with
respect to
such
matters could be significant. Developments relating to
a matter that occur after the
relevant reporting period, but
prior
to
the
issuance
of
the
consolidated
financial
statements,
which
affect
management’s
assessment
of
the
provision for such
matter (because, for
example, the developments
provide evidence of
conditions that existed
at
the
end
of
the
reporting
period),
are
adjusting
events
after
the
reporting
period
under
IAS 10
and
must
be
recognized in the consolidated financial statements for the reporting period.
Specific litigation, regulatory
and other matters are
described below, including
all such matters
that management
considers to be material and others that management believes to be of significance to the Group due
to potential
financial,
reputational
and
other
effects.
The
amount
of
damages
claimed,
the
size
of
a
transaction
or
other
information is
provided where
available and
appropriate in
order to
assist users
in considering
the magnitude
of
potential
exposures.
For
additional
disclosures
relating
to
risks
that
may
result
in
litigation,
regulatory
or
similar
matters disclosed in this section, refer to the “Risk factors” section of the UBS Group Annual Report 2025.
In the case of certain matters below,
we state that we have established a provision,
and for the other matters, we
make no such statement. When we make this statement and we expect disclosure of the amount of a provision to prejudice seriously
our position
with other
parties in
the matter
because it
would reveal
what UBS
believes to
be
the
probable
and
reliably
estimable
outflow,
we
do
not
disclose
that
amount.
In
some
cases
we
are
subject
to
confidentiality obligations
that preclude
such disclosure.
With respect
to the
matters
for which
we
do not
state
whether we have established a
provision, either: (a) we have
not established a provision; or
(b) we have established
a provision
but expect
disclosure of
that fact
to prejudice
seriously our
position with
other parties
in the
matter
because it would reveal the fact that UBS believes an outflow of resources to be probable and reliably estimable.
With respect to
certain litigation, regulatory
and similar matters
for which we have
established provisions, we
are
able to
estimate the
expected timing
of outflows.
However, the
aggregate amount
of the
expected outflows
for
those matters for which we are able to estimate expected timing is immaterial relative to our current and expected levels of liquidity over the relevant time periods.
The
aggregate
amount
provisioned
for
litigation,
regulatory
and
similar
matters
as
a
class
is
disclosed
in
the
“Provisions”
table
in
part
a)
above.
UBS
provides
below
an
estimate
of
the
aggregate
liability
for
its
litigation,
regulatory and
similar matters
as a
class of
contingent liabilities.
Estimates of
contingent liabilities
are inherently
imprecise
and
uncertain
as
these
estimates require
UBS
to
make
speculative
legal
assessments
as
to
claims
and
proceedings that involve unique fact
patterns or novel legal theories,
that have not yet
been initiated or are
at early
stages
of
adjudication,
or
as
to
which
alleged
damages
have
not been
quantified
by
the
claimants.
Taking
into
account these uncertainties and the other
factors described herein, UBS estimates the
future losses that could arise
from litigation,
regulatory and
similar matters
disclosed below
for which
an estimate
is possible,
that are
not covered
by existing provisions
(including acquisition-related contingent
liabilities established under
IFRS 3 in
connection with
the acquisition of Credit Suisse), are in the range of USD 0 bn to USD 1.5 bn.
Litigation,
regulatory
and
similar
matters
may
also
result
in
non-monetary
penalties
and
consequences.
Certain
resolutions
or
convictions
of
a
crime
could
have
material
consequences
for
UBS.
Resolution
of
regulatory
proceedings may require UBS to obtain
waivers of regulatory disqualifications to maintain
certain operations, may
entitle regulatory authorities to limit, suspend or terminate licenses and regulatory authorizations, and may permit financial market
utilities to
limit, suspend
or terminate
UBS’s participation
in such
utilities. Failure
to obtain
such
waivers,
or
any
limitation,
suspension
or
termination
of
licenses,
authorizations
or
participations,
could
have
material consequences for UBS.
In May 2025, Credit Suisse
Services AG entered into a
plea agreement with the DOJ
relating to legacy Credit Suisse
accounts booked in
Credit Suisse’s Swiss
booking center and
a non-prosecution agreement
relating to legacy
Credit
Suisse accounts booked
in Credit Suisse’s
Singapore booking center.
These agreements include
ongoing obligations
of UBS to provide information and cooperate with the DOJ.
The
amounts
shown
in
the
table
below
reflect
the
provisions
recorded
under
IFRS
Accounting
Standards.
In
connection with
the acquisition
of Credit
Suisse, UBS
Group AG
additionally has
reflected in
its purchase
accounting
under IFRS 3
a valuation
adjustment reflecting
an estimate
of outflows
relating to
contingent liabilities
for all
present
obligations included
in the
scope of
the acquisition
at fair
value upon
closing, even
if it
is not
probable that
the
contingent
liability
will
result
in
an
outflow
of
resources,
significantly
decreasing
the
recognition
threshold
for
litigation
liabilities
beyond
those
that
generally
apply
under
IFRS
Accounting
Standards.
The
IFRS 3
acquisition-
related
contingent
liabilities
of
USD
0.3
bn
at
30 June
2026
reflect
a
decrease
of
USD
0.2
bn
from
31 December
2025
mainly
as
a
result
of
reclassifications
to
provisions
under
IAS 37
and
releases
upon
the
resolution
of
the
relevant matters.
Provisions for litigation, regulatory and similar matters, by business division and in Group Items

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-core
and Legacy

Group Items UBS Group
Balance as of 31 December 2025 317 16 0 283 1,388 196 2,200
Increase in provisions recognized in the income statement 41 7 0 4 126 2 181
Release of provisions recognized in the income statement (46) (6) 0 (1) (34) 0 (87)
Provisions used in conformity with designated purpose (106) 0 0 (7) (265) (76) (454)
Reclassifications

(2) 0 0 0 136 0 134
Foreign currency translation and other movements (1) 0 0 (6) (2) 0 (9)
Balance as of 30 June 2026 203 15 0 274 1,350 122 1,964
1 Provisions, if any, for the matters described in items 1 and 7 of this
Note are recorded in Global Wealth Management. Provisions, if any, for the matters described in items 3, 4, 5, 6 and 8 of this Note are recorded in Non-core and Legacy. Provisions, if any, for the matters described in item 2 of this Note are
allocated between the Investment Bank, Non-core and
Legacy, and Group Items.
2 Includes a provision for the
estimated
costs of UBS’s ongoing obligations with the US Department of Justice as described in this Note.
3 Includes reclassifications between IFRS 3 contingent liabilities and IAS 37 provisions.
1. Madoff
In relation to the
Bernard L. Madoff Investment
Securities LLC (BMIS) investment
fraud, UBS AG, UBS
(Luxembourg)
S.A. (now
UBS Europe
SE, Luxembourg
branch) and
certain other
UBS subsidiaries
were subject
to inquiries
by a
number
of
regulators,
including
the
Swiss
Financial
Market
Supervisory
Authority
(FINMA)
and
the
Luxembourg
Commission de
Surveillance du
Secteur Financier.
Those inquiries
concerned two
third-party funds
established under
Luxembourg law, substantially all
assets of which were
with BMIS, as well
as certain funds established
in offshore
jurisdictions with either direct
or indirect exposure to BMIS.
These funds faced severe
losses, and the Luxembourg
funds are
in liquidation.
The documentation
establishing both
funds identifies
UBS entities
in various
roles, including
custodian, administrator,
manager,
distributor and
promoter,
and indicates
that UBS
employees
served as
board
members.
In 2009 and 2010, the liquidators of the two Luxembourg funds filed claims against UBS entities, non-UBS entities
and
certain
individuals,
including
current
and
former
UBS
employees,
seeking
amounts
totaling
approximately
EUR 2.1
bn, which includes amounts
that the funds may
be held liable to
pay the trustee for
the liquidation of BMIS
(BMIS Trustee).
A large number of alleged beneficiaries have filed claims against UBS entities (and non-UBS entities) for purported losses relating to the Madoff fraud. The majority of these cases have been decided in favor of UBS or dismissed for
want of prosecution.
In the
US, the
BMIS Trustee
filed claims
against UBS
entities, among
others,
in relation
to the
two Luxembourg
funds and one of the offshore
funds. The total amount claimed against
all defendants in these actions was
not less
than USD 2
bn. In
2014, the
US Supreme
Court rejected
the BMIS
Trustee’s motion
for leave
to appeal
decisions,
dismissing all
claims against
UBS defendants
except those
for the
recovery of
approximately USD

m of
payments
alleged to be fraudulent
conveyances and preference payments.
Similar claims have been
filed against Credit
Suisse
entities seeking to recover redemption payments. In
2016, the bankruptcy court dismissed these claims
against the
UBS entities and
most of the
Credit Suisse entities.
In 2019, the
Court of Appeals
reversed the dismissal
of the BMIS
Trustee’s remaining claims. The cases were remanded to the Bankruptcy Court for further proceedings.
2. Foreign exchange, LIBOR and benchmark rates, and other trading practices
Foreign-exchange-related civil litigation:
Putative class actions have been
filed since 2013 in US
federal courts and
in
other
jurisdictions
against
UBS,
Credit
Suisse
and
other
banks
on
behalf
of
persons
who
engaged
in
foreign
currency transactions with the defendant
banks. While many of these cases
have concluded, UBS and Credit
Suisse
continue to defend
against several remaining
matters. In one
such case, Credit
Suisse and UBS
have entered into
agreements to settle all claims in a putative class action in Israel. Credit Suisse’s settlement received court approval and is final. UBS’s settlement remains subject to court approval.
LIBOR and
other benchmark-related
civil litigation:
A number
of putative
class actions
and other
actions are
pending
in the federal
courts in New
York against
UBS and
numerous other banks
on behalf of
parties who transacted
in
certain interest rate
benchmark-based derivatives. Also
pending in the
US and in
other jurisdictions are
a number
of other
actions asserting
losses related
to various
products whose
interest rates
were linked
to LIBOR
and other
benchmarks, including adjustable rate
mortgages, preferred and debt
securities, bonds pledged as
collateral, loans,
depository
accounts,
investments
and
other
interest-bearing
instruments.
The
complaints
alleged
manipulation,
through various means,
of certain benchmark
interest rates, including
USD LIBOR, Yen LIBOR,
EURIBOR, CHF LIBOR,
and GBP LIBOR and seek unspecified compensatory and other damages under various legal theories. The CHF and
GBP LIBOR actions have concluded.
Putative class actions were filed in US federal district courts and subsequently consolidated in the US District Court for the Southern District of New York
(SDNY) relating to various transactions that
referenced USD LIBOR. Following
various rulings,
one class
action with
respect to
transactions in
over-the-counter instruments
and several
actions
brought by
individual plaintiffs
proceeded. In
September 2025,
the district
court granted
defendants’ motion
for
summary judgment as to all remaining actions. Plaintiffs have appealed.
The
Yen
LIBOR/Euroyen
TIBOR
and
EURIBOR
actions
have
been
dismissed.
The
plaintiffs
have
appealed
the
dismissals. In August 2025, the Second Circuit affirmed in part and reversed in part the district court’s dismissal of
the complaint in the EURIBOR action, returning the action to the district court.
Credit default swap auction litigation:
In June 2021, Credit Suisse,
along with other banks and
entities, was named
in a
putative class
action filed
in federal
court in
New Mexico
alleging manipulation
of credit
default swap
(CDS)
final auction
prices. Defendants
filed a
motion to
enforce a
previous CDS
class action
settlement in
the SDNY.
In
January
2024,
the
SDNY
ruled
that,
to
the
extent
claims
in
the
New
Mexico
action
arise
from
conduct
prior
to
30 June
2014,
those
claims
are
barred
by
the
SDNY
settlement.
The
plaintiffs
appealed
and,
in
May
2025,
the
Second Circuit affirmed the SDNY decision. Defendants filed a motion for judgment on the pleadings in December
2025.
With respect
to additional
matters and
jurisdictions not
encompassed
by the
settlements and
orders referred
to
above, UBS’s balance sheet at
30 June 2026 reflected a
provision in an amount
that UBS believes to be
appropriate
under the applicable
accounting standard. As
in the case
of other matters
for which we
have established provisions,
the future outflow of resources in respect of such matters cannot be determined with certainty based on currently available
information and
accordingly may
ultimately prove
to be
substantially greater
(or may
be less)
than the
provision that we have recognized.
3. Mortgage-related matters
Credit
Suisse
affiliates
are
defendants
in
various
civil
litigation
matters
related
to
their
roles
as
issuer,
sponsor,
depositor, underwriter
and/or servicer
of RMBS
transactions. These
cases currently
include repurchase
actions by
RMBS trusts and/or trustees, in which plaintiffs generally allege breached representations and warranties in respect
of mortgage
loans and
failure to
repurchase such
mortgage loans
as required
under the
applicable agreements.
The amounts disclosed
below do not
reflect actual realized
plaintiff losses to
date. Unless otherwise
stated, these
amounts reflect the original unpaid principal balance amounts as alleged in these actions.
DLJ Mortgage Capital, Inc. (DLJ) is a
defendant in New York State court
in four actions: An action brought by
Asset
Backed
Securities
Corporation
Home
Equity
Loan
Trust,
Series
2006-HE7
alleges
damages
of
not
less
than
USD 374 m. In December 2023, the trial court granted in part DLJ’s motion to dismiss, dismissing with prejudice all notice-based claims.
On appeal,
the appellate
court modified
the trial
court’s dismissal
in April
2025 to
reinstate
certain of plaintiff’s
notice-based claims and
otherwise dismissed plaintiff’s
claims. Plaintiff has
sought leave from
the New York
Court of Appeals
to further appeal
the dismissal of
certain of its
claims. An action
by Home Equity
Asset
Trust,
Series
2006-8,
alleges
damages
of
not
less
than
USD

m.
An
action
by
Home
Equity
Asset
Trust
2007-2 alleges damages of
not less than
USD

m. An action by
CSMC Asset-Backed Trust
2007-NC1 does not
allege a damages amount.
4. ATA litigation
Since November 2014,
a series
of lawsuits have
been filed against
a number of
banks, including Credit
Suisse, in
the US District
Court for the
Eastern District of
New York (EDNY)
and the SDNY
alleging claims under
the United
States Anti-Terrorism
Act (ATA)
and the
Justice Against
Sponsors of
Terrorism Act.
The plaintiffs
in each
of these
lawsuits are, or are relatives of, victims of various terrorist attacks in Iraq and allege a conspiracy and/or aiding and abetting based on
allegations that various
international financial institutions,
including the defendants,
agreed to
alter, falsify
or omit
information from
payment messages
that involved
Iranian parties
for the
express purpose
of
concealing the
Iranian parties’
financial activities
and transactions
from detection
by US
authorities. The
lawsuits
allege that this
conduct has made
it possible for
Iran to transfer
funds to Hezbollah
and other terrorist
organizations
actively
engaged in
harming
US
military
personnel
and
civilians.
In
January
2023, the
Second
Circuit
affirmed
a
September 2019 ruling
by the EDNY
granting defendants’ motion
to dismiss the
first filed lawsuit.
In October 2023,
the US Supreme Court
denied plaintiffs’ petition for
a writ of certiorari,
and in September 2025 the
EDNY denied
plaintiffs’ motion to vacate the judgment; the matter has concluded. Of the other seven cases, five are stayed and
the EDNY dismissed two of these cases in April 2026; the dismissals may be appealed by plaintiffs.
5. Customer account matters
Several clients have
alleged that a
former relationship manager
in Switzerland exceeded
his investment authority,
resulting
in
excessive
concentrations
of
certain
exposures
and
investment
losses.
Following
investigations
and
criminal complaints,
in February
2018, the
former relationship
manager was
sentenced to
five years
in prison
by
the Geneva criminal court and ordered to pay damages of approximately USD 130
m, a decision upheld on appeal.
Civil lawsuits
have been
initiated against
Credit Suisse
AG and / or
certain affiliates
in various
jurisdictions, based
on the findings established in the criminal proceedings against the former relationship manager.
In Singapore, in 2024 in a
now-concluded civil lawsuit, Credit Suisse Trust
Limited was ordered to pay USD
461 m,
including interest and costs.
In Bermuda, in
November 2025, the
Judicial Committee of
the Privy Council
issued its final
judgment on the
appeal,
denying
Credit
Suisse
Life
(Bermuda)
Ltd.’s
appeal
on
liability,
but
partially
granting
its
appeal
concerning
the
quantum of damages and directing the parties to recalculate damages.
In Switzerland, certain civil lawsuits have been commenced against
Credit Suisse AG and UBS AG (as the successor
of Credit Suisse AG) in the Court of First Instance of Geneva since March 2023.
6. ETN-related litigation
Since March 2018, three class action complaints were filed in the SDNY on behalf of a putative class of purchasers of VelocityShares Daily
Inverse VIX Short-Term Exchange
Traded Notes linked
to the S&P 500
VIX Short-Term Futures
Index (XIV
ETNs). The
complaints have
been consolidated
and assert
claims against
Credit Suisse
for violations
of
various anti-fraud and anti-manipulation provisions
of US securities laws arising
from a decline in
the value of XIV
ETNs in
February 2018.
On appeal
from an
order of
the SDNY
dismissing all
claims, the
Second Circuit
issued an
order that reinstated
a portion of
the claims. In decisions
in March 2023
and February 2025,
the court granted
class
certification for two of the
three classes proposed by plaintiffs
and denied class certification of
the third proposed
class.
7. Credit Suisse anti-money laundering matters
In December 2020, the
Swiss Office of the
Attorney General brought charges
against Credit Suisse
AG and other
parties concerning the diligence and controls applied to a historical relationship with Bulgarian former clients who
are
alleged
to
have
laundered
funds
through
Credit
Suisse
AG
accounts.
In
June
2022,
following
a
trial,
Credit
Suisse AG was convicted in the Swiss Federal Criminal Court of certain historical organizational inadequacies in its
anti-money-laundering framework and ordered to pay a fine
of CHF
2 m. In addition, the court seized certain client
assets in the amount of approximately CHF 12 m and ordered Credit Suisse AG to pay a compensatory claim in the amount
of
approximately
CHF
19
m.
Credit
Suisse
AG
appealed
the
decision
to
the
Chamber
of
Appeals
of
the
Swiss Federal
Criminal Court
(Chamber of
Appeals). Following
the merger
of UBS AG
and Credit
Suisse AG,
UBS AG
confirmed the appeal.
In November 2024,
the Chamber of
Appeals acquitted UBS
AG and annulled
the fine and
compensatory
claim
ordered
by
the
first
instance
court.
Subsequently,
the
Office
of
the
Attorney
General
has
appealed the judgment
to the Swiss Federal
Supreme Court. UBS
has also appealed, limited
to the issue
of whether
a successor
entity by
merger can be
criminally liable
for acts
of the
predecessor entity.
In July
2025, the
Swiss Federal
Supreme Court
remanded the
case back
to the
Chamber of
Appeals for
a full
and reasoned
judgment. In March
2026, the
Chamber of
Appeals issued
a judgment
again acquitting
UBS AG.
This judgment
may be
appealed by
the parties
to the
Swiss Federal
Supreme Court.
Separately, in
November 2025,
the Swiss
Office of
the Attorney
General filed
criminal charges
against UBS
Group and
UBS AG,
as the
successors to
Credit Suisse
Group AG
and
Credit
Suisse
AG,
respectively,
alleging
that
Credit
Suisse
failed
to
maintain
appropriate
controls
to
detect
and
prevent money laundering
in connection with
certain payments from
accounts at Credit
Suisse by parties
associated
with Mozambique
state enterprises
for which
Credit Suisse
arranged loan
financing between
2013 and
2016. In
April 2026,
the court
dismissed the
proceedings, finding
criminal liability could
not be
transferred from
Credit Suisse
Group AG and Credit Suisse AG to UBS Group AG and UBS AG. The Attorney General has appealed.
8. Credit Suisse financial disclosures
Credit Suisse
Group AG
and certain
directors, officers
and executives
have been
named in
securities class
action
complaints pending in
the SDNY. These
complaints, filed since
2023 on behalf
of purchasers of
Credit Suisse shares,
additional tier 1 capital notes, and other securities, allege that defendants made misleading statements regarding:
(i) customer outflows in late
2022 and early
2023; (ii) the adequacy of
Credit Suisse’s financial
reporting controls;
and (iii) the
adequacy of
Credit Suisse’s
risk management processes,
and include
allegations relating
to Credit
Suisse
Group AG’s merger with UBS Group AG. As of November 2025, the SDNY certified classes in two cases.
Credit Suisse has received requests for
documents and information from regulatory and governmental
agencies in
connection with
inquiries, investigations
and/or actions
relating to
these matters,
as well
as for
other statements
regarding Credit Suisse’s financial condition, including from the SEC, the DOJ and FINMA. UBS is cooperating with the authorities in these matters.